Employee Compensation Plans (Details) (USD $)	12 Months Ended	9 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Nov. 30, 2013
Employee compensation plans
Shares available for grant		1,861,623		311,912
Aggregate intrinsic value
Exercised (in dollars)	$ 119,716
Stock options
Employee compensation plans
Shares available for grant		1,861,623
Number of additional share-based compensation plans		3		2
Awards expiring during the year ending December 31, 2014, unless exercised				115,860
Awards expiring during the year ending December 31, 2015, unless exercised		120,637		133,578
Number of Shares
Balance at the beginning of the period (in shares)	1,926,399	1,291,917	1,907,568	1,907,568
Granted (in shares)	4,128	463,008		868
Exercised (in shares)	(22,959)	(36,752)		(42,823)
Cancelled (in shares)				(379,940)
Expired (in shares)		(210,043)		(175,456)
Forfeited (in shares)		(19,956)		(18,300)
Balance at the end of the period (in shares)	1,907,568	1,488,174		1,291,917
Exercisable, at the end of the period (in shares)		800,306		982,810
Vested and Expected to Vest, at the end of the period (in shares)		1,455,504		1,253,111
Weighted-Average Exercise Price
Balance at the beginning of the period (in dollars per share)	$ 3.4178	$ 4.3194	$ 3.4362	$ 3.4362
Granted (in dollars per share)	$ 6.4998	$ 5.9434		$ 4.9450
Exercised (in dollars per share)	$ 2.3069	$ 1.4895		$ 1.7664
Cancelled (in dollars per share)				$ 1.1500
Expired (in dollars per share)		$ 4.1992		$ 1.9412
Forfeited (in dollars per share)		$ 7.0579		$ 6.8724
Balance at the end of the period (in dollars per share)	$ 3.4362	$ 4.8753		$ 4.3194
Exercisable, at the end of the period (in dollars per share)		$ 3.5642		$ 3.4707
Vested and Expected to Vest, at the end of the period (in dollars per share)		$ 4.8278		$ 4.2366
Weighted-Average Remaining Contractual Term (Years)
Balance at the end of the period				4 years 2 months 27 days
Exercisable, at the end of the period				3 years 3 months 26 days
Aggregate intrinsic value
Exercised (in dollars)				112,583
Balance at the end of the period (in dollars)				574,474
Exercisable, at the end of the period (in dollars)				$ 572,616
Additional disclosures
Weighted average fair value of options granted (in dollars per share)	$ 4.83	$ 4.08	$ 3.63	$ 3.68
Stock options | Maximum
Employee compensation plans
Vesting period		4 years		4 years
Expiration period		10 years		10 years
2013 Plan | Stock options
Employee compensation plans
Common stock authorized for issuance (in shares)					530,674
Shares available for grant				311,912
2001 Stock Plan | Stock options
Employee compensation plans
Common stock authorized for issuance (in shares)		402,530		172,532
Decrease in shares available for issuance under the Plan					530,674